UNITED STATES

	     SECURITIES AND EXCHANGE COMMISSION

		   Washington, D.C.  20549

			  FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		     INVESTMENT COMPANIES

	Investment Company Act file number:  811-6520

		       MANAGERS TRUST I
       (Exact name of registrant as specified in charter)

	 40 Richards Avenue, Norwalk, Connecticut 06854
      (Address of principal executive offices)  (Zip code)


		    The Managers Funds LLC
	40 Richards Avenue, Norwalk, Connecticut 06854
	    (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	NOVEMBER 1, 2002 - OCTOBER 31, 2003
				(Annual Shareholder Report)


Item 1.  REPORT TO SHAREHOLDERS.
====================================================================

[First Quadrant logo omitted]


		FIRST QUADRANT
	TAX-MANAGED EQUITY FUND
	=======================
	Annual Report
    	October 31, 2003

	FIRST QUADRANT TAX-MANAGED EQUITY FUND
 		Annual Report
		October 31,2003

    		TABLE OF CONTENTS



								Begins
								On Page
								-------
Letter to Shareholders						 1
Portfolio Manager's Comments					 3
Summary of Industry Weightings and Top Ten Holdings	 	 5
Schedule of Portfolio Investments				 6
Financial Statements:
  Statement of Assets and Liabilities 				11
   Fund balance sheet, net asset value (NAV) per share
    computation and cumulative undistributed amounts
  Statement of Operations					12
   Detail of sources of income, Fund expenses, and
    Realized and unrealized gains (losses) during the
    fiscal year
  Statement of Changes in Net Assets				13
   Detail of changes in Fund assets for the past two
    fiscal years
Financial Highlights						14
  Net asset value per share, total return, expense
   ratios, turnover ratio and net assets
Notes to Financial Statements					15
  Accounting and distribution policies, details of
   Agreements and transactions with Fund management
   and affiliates
Report of Independent Auditors					19
Trustees and Officers						21


Letter to Shareholders
-----------------------------------------------------------------
Dear Fellow Shareholders:
The stock market has performed very well since our last report.
I believe this is due to two important factors. First, the perceived risk in the environment is considerably lower now than it was in the early months of 2003. This is mostly a result of the seemingly swift success of our military in toppling the government in Iraq. Although the war lingers on and there is great debate about how it may be resolved, the economic impacts are better understood now than before the war started. Second, the economy is clearly improving. The relatively aggressive monetary stimulus applied by the Federal Reserve over the past several years is working. The recently revised estimate of GDP indicates that the economy grew by an annualized 8.2% during the 3 rd quarter, which is the highest quarterly gain since 1984. As many investors had hoped, the cost cutting and business rationalization that has taken place over the last few years added leverage to that growth rate. The U.S. Commerce Department recently reported that corporate profits grew by 30% year over year, also the largest increase since 1984. Although unemployment has yet to significantly drop, it seems to be leveling. Meanwhile, consumer confidence has rebounded sharply since March, and both consumer spending and retail sales have continued to grow. Likewise, industrial production and the Purchasing Managers Index have expanded since mid-year.

I am pleased to note that the First Quadrant Tax-Managed Equity
Fund (the "Fund") has participated in this rally, and has provided a return of 22.90% for the year ended October 31, 2003. While the return is slightly behind the return of its primary index, the Russell 3000 Index, which returned 23.69% during the period, we believe that this could be attributed to the especially strong performance of the lowest quality stocks within the benchmark. These are investments that the Fund typically avoids by virtue of the portfolio manager's investment philosophy. A more detailed discussion of the Fund's results for the year along with a description of how the portfolio is currently positioned is included within this report.

As you are no doubt aware, certain firms in the mutual fund industry are facing serious charges with respect to whether they and their principals fulfilled their fiduciary duty to their clients. To remove any confusion about this matter, I would like to provide you with an update regarding the policies and procedures that apply to the trading of our Funds.

We have a number of processes and procedures in place that are designed to deter and prohibit potentially excessive trading activity in our Funds. As outlined in our Funds' prospectus, each Fund reserves the right to refuse any exchange request if it is determined that such request could adversely affect the Fund, including if a person or group has engaged in excessive trading (as determined in our sole discretion). Our policy is to evaluate any instances of trading that we believe may be excessive (whether large trades or potentially excessive trading activity) on a case-by-case basis, and we have cancelled trades and blocked accounts (and will continue to do so) as appropriate in order to discourage and deter such activity. As further stated in the Funds' prospectus, we also have the right to delay sending out redemption proceeds in certain cases, and we have explicitly reserved the absolute right to refuse a purchase order for any reason.

The late trading under investigation is illegal under the Investment Company Act of 1940 and other federal securities laws, and as such our Funds have never permitted such late trading. Consistent with applicable law and industry practice, we have relationships with third parties that gather pre-close orders and communicate those to us (in some cases after the market close), but such third parties are required to make such

-----------------------------------------------------------------
transmissions in a manner consistent with applicable law and in accordance with our agreements with them.

We will continue to review and, if necessary, modify our policies, procedures and practices in an effort to ensure that we are fulfilling our commitment to our clients, operating in compliance with all applicable laws, rules and regulations, and prohibiting the type of conduct described in the recent allegations.

Please be assured that we at The Managers Funds put our clients' interests first and foremost, and we will do everything within our power to continue to fulfill the trust that you have placed in us. We would be happy to discuss any of these matters in greater detail with you, and we appreciate the opportunity to serve your investment needs. Should you have any questions about this report or the Fund in general, please feel free to contact us at 1-800-835-3879,or visit our website, www.managersamg.com.

Thank you for your investment.

Sincerely,

/s/ Peter M. Lebovitz
---------------------
Peter M.Lebovitz
President
Managers AMG Funds

---------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Portfolio Manager's Comments
---------------------------------------------------------------

In discussing the performance for the fiscal year ended October
31, 2003, I am tempted to point out the obvious - that market performance dominated the year, more so than in any time since the technology bubble of the late 1990's. In that kind of environment the key to success is participating in the rally, which I am happy to report we were able to do very effectively.

In the summary from the prior fiscal year, I commented that we had achieved a Pyrrhic victory of sorts - beating the market by a couple of percent is very nice, but not much to celebrate when the market is down 15%. Although we lagged the market slightly this year, I am much happier to report we did not achieve a Pyrrhic victory, as the Fund was up 22.90% for the trailing 12 months. The Frank Russell 3000 benchmark for the Fund was up 23.69%, while the larger-cap S&P 500 was up 20.80%. Although the underperformance was very modest, it nonetheless is disappointing to have to report for the first time that we were unable to outperform the benchmark on a pre-tax basis in our fiscal year.

Interestingly it was a difficult year for many active managers. Market leadership changed during the course of the year. Whereas value-oriented and defensive strategies worked well for most of the decade to date, they did not work well over the past six months. Instead there was a significant shift in market leadership, with growth and technology and cyclical companies leading the rally. The market rally was broad-based, but the highest P/E stocks led the charge, as did the stocks with the most negative earnings, as well as the smallest of the small cap stocks. This shift in direction, combined with the more extreme return impact from various sectors of the market, made for a tough active management environment. We are very satisfied that we were able to participate as well as we did in the rally.

Not surprisingly, our orientation has changed over the course of the past 12 months in response to the changing market and economic conditions:

* Initially we were more defensive and value oriented, with a greater emphasis on the Financial Services sector and the Consumer sector, primarily Retail. (This more defensive stance is one that we had in place essentially from the inception of the Fund in December
2000). This stance continued to be profitable through March.

* Beginning in March our models changed their outlook, to a far more balanced one between Value and Growth, and more neutral with respect to Technology in particular. That change in orientation took place through the second quarter, and the Fund underperformed in April as the rally started. One orientation that proved to be very profitable in both the early part of the fiscal year and through the market rally was our smaller-cap orientation. Our models correctly predicted that smaller-cap stocks would lead coming out of the recession, based on historical precedent

* In the latter third of the fiscal year we moved to a slightly more aggressive stance, with a modest increase in Technology (although the Technology focus remained in the larger-cap, more stable sector of the market)and a significant increase in Consumer Cyclicals and Telecom holdings. Those positions delivered respectable returns over that time period.

Our models continue to find that the market is fairly valued, and we expect that with the significant increase in underlying economic growth and productivity we are likely to see further modest market gains. All is not roses, however, in that valuation levels are

-----------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Portfolio Manager's Comments (continued)
-----------------------------------------------------------
becoming stretched, and in some of the more speculative areas of the market, valuation levels are far more extreme.

We remain cautiously bullish on the U.S. economy and the U.S.
equity market. We believe stock selection will continue to drive returns, rather than more top-down orientations. Finally, we are happy to be able to report that our tax management practices have paid increasing dividends (pardon the pun) in a rising market environment, where tax management by design matters. Over the past several years almost all managers looked like tax management experts. We believe that this year our tax management capabilities will benefit our shareholders far more when compared to our competition. There will again be a very modest income dividend, but we will continue our record of never having delivered a capital gain distribution to our shareholders.

We thank you for your continued confidence in our ability to manage the Fund.

Cumulative Total Return Performance
-----------------------------------
First Quadrant Tax-Managed Equity Fund's cumulative total return is based on the daily change in net asset value (NAV), and assumes that all distributions were reinvested. The Russell 3000 Index (the "Index =") measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market. The Index assumes reinvestment of dividends. This chart compares a hypothetical $10,000 investment made in First Quadrant Tax-Managed Equity Fund on December 18, 2000 (commencement of operations) to a $10,000 investment made in the Index for the same time period. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. Past performance is not indicative of future results. Total returns would have been lower had certain expenses not been reduced.


		Value of $10,000 Investment
		---------------------------

Year End	First Quadrant Tax-Managed	Russell 3000
Equity Fund		  Index
--------	--------------------------	------------
Dec-00			$10,000			  $10,000
Oct-01	 	  	8,910			    8,109
Oct-02	  	  	7,740			    6,945
Oct-03	  	  	9,512			    8,590




						One	Since
Average Annualized Total returns		Year	Inception*
-----------------------------------------	------ --------
First Quadrant Tax-Managed Equity Fund		22.90%  -1.73%
Russell 3000 Index				23.69%  -5.16%


Commencement of operations was December 18, 2000

First Quadrant Tax-Managed Equity Fund
			October 31, 2003
-----------------------------------------------------------------
	Summary of Industry Weightings (unaudited)
-----------------------------------------------------------------

				Percentage of	Percentage of
Major Sectors		  Net Assets	  Russell 3000
----------------------	---------------	-----------------
Financials		     25.1%		     21.8%
Consumer Discretionary	     21.5		     12.6
Health Care		      9.7		     13.7
Consumer Staples	      4.3		      9.5
Industrials		      8.1		     10.0
Energy			      4.1		      5.1
Telecommunication Services    4.7		      3.2
Information Technology	     19.7		     18.0
Materials		      2.4		      3.0
Utilities		      3.1		      3.1
Other			     -2.7		      0.0


-----------------------------------------------------------------
		Top Ten Holdings (unaudited)
-----------------------------------------------------------------


						Percentage of
Security Name				 Net Assets
---------------------			--------------
Citigroup, Inc.				    6.3%
Intel Corp.				    5.0
Mylan Laboratories, Inc.		    3.9
FedEx Corp.*				    3.9
Sovereign Bancorp, Inc.			    3.3
Walt Disney Co., The*			    2.9
International Business Machines Corp.	    2.9
Comcast Corp.				    2.9
Microsoft Corp.*			    2.2
H.J. Heinz Co.				    2.0
					   ------
	Top Ten as a Group		   35.3%


*Top Ten Holding at April 30, 2003

---------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments
October 31, 2003
---------------------------------------------------------------

						Shares		Value
						------		------
Common Stocks - 102.7%
Consumer Discretionary - 21.5%
Amazon.Com, Inc.* 				 5,900 (2)	$ 321,078
Autozone,Inc.*					   300 (2)  	   28,830
Comcast Corp.*					45,258 (2)	1,535,151
Comcast Corp., Special Class A*			 5,300 (2)	  172,886
EchoStar Communications Corp.*			 2,000 (2)	   76,640
General Motors Corp.				 8,800 (2)	  375,496
General Morors Corp., Class H*			58,500 		  961,155
Hilton Hotels Corp.				28,300 (2)	  448,272
Hollinger International, Inc.			25,800 (2)	  346,494
Home Depot, Inc.				12,100		  448,547
IHOP Corp.*					 8,000 		  296,800
Knight-Ridder, Inc.				 5,900 		  432,588
Liberty Media Corp.*				 3,000		   30,270
Lowe's Co., Inc.				   900		   53,037
Marriott International, Inc.			13,900		  600,480
Neiman-Marcus Group, Inc., Class A*		 6,900		  328,095
Neiman-Marcus Group, Inc., Class B 		   400		   17,440
News Corp, Ltd.					15,200 (2)	  541,880
Nike, Inc., Class B				 7,100		  453,690
Shaw Communications, Inc.			31,800		  443,928
The Walt Disney Co.				69,500 		1,573,480
Time Warner Co., Inc.*				16,400		  250,756
V.F. Corp.					 2,800 (2)	  118,860
Washington Post Co., The 			 1,000		  737,410
Yum! Brands, Inc.*				26,600		  908,124
							       ----------
Total Consumer Discretionary 				       11,501,387
							       ----------
Consumer Staples - 4.3%
Anheuser-Busch Co., Inc.			   900	 	   44,334
CVS Corp.					   800		   28,144
H.J. Heinz Co.					30,800 		1,088,164
PepsiAmericas, Inc.				 1,000		   14,980
PepsiCo, Inc.					 1,200 		   57,384
Procter & Gamble Co.				   200		   19,658
Ralcorp Holdings, Inc.*				 6,500		  178,750
Ruddick Corp.					10,100		  161,196
Safeway, Inc.*					 3,100		   65,410
Wal-Mart Stores, Inc.				10,800		  636,660
							       ----------
Total Consumer Staples 						2,294,680
							       ----------

The accompanying notes are an integral part of these financial
Statements.

_______________________________________________________________
First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments (continued)
---------------------------------------------------------------


						Shares		Value
						------		----------
Energy - 4.1%
Amerada Hess Corp.				 5,600 		$  289,072
ChevronTexaco Corp.				   600 	   	    44,580
EnCana Corp.					14,600 (2)	   501,802
Enterprise Products Partners LP 		20,000 (2)	   432,600
General Maritime Corp.*				17,000		   215,050
Kerr-McGee Corp.				 5,600		   232,400
Pioneer Natural Resources Co.*			17,600		   465,520
							       -----------
Total Energy 							 2,181,024
							       -----------
Financials - 25.1%
Alexandria Real Estate Equities, Inc.		 6,700 		   341,700
American International Group, Inc.		12,931		   786,593
Annaly Mortgage Management, Inc.		 4,300		    70,262
AON Corp.					37,000 (2)	   810,300
Bank of America Corp.				 1,000 		    75,730
Brascan Corp.					 2,500 (2)	    71,125
Capital One Financial Corp.			 2,200 		   133,760
Catellus Development Corp.*			 1,600 		    35,632
CB Bancshares, Inc.				   400 		    25,200
Chelsea Property Group, Inc.			 6,000 		   295,200
CIT Group, Inc.*				 4,000 (2)	   134,480
Citigroup, Inc.					71,500 		 3,389,100
Entertainment Properties Trust 			18,000		   579,240
Fannie Mae Co.					   400 (2)	    28,676
First BanCorp.					12,800		   426,240
Forest City Enterprises, Inc., Class A 		10,800		   478,548
Forest City Enterprises, Inc., Class B 	  	   150	  	     6,675
Golden West Financial Corp.			 1,200 		   120,516
GreenPoint Financial Corp.			 4,050 		   126,158
Hospitality Properties Trust 			 3,700 		   135,679
JPMorgan Chase & Co.				10,300		   369,770
Leucadia National Corp.				 2,100 (2)	    88,200
M&T Bank Corp.					 7,700	 	   723,030
Mony Group, Inc.				 8,900 (2)	   284,889
Morgan Stanley Co.				 4,600 		   252,402
New Century Financial Corp.			 3,900 (2)	   144,612
Provident Financial Group, Inc.			12,400		   365,180
Radian Group, Inc.				   200 		    10,580
Resource Bankshares Corp.			 8,000		   237,840
Sovereign Bancorp, Inc.				84,300 		 1,754,283
U.S. Bancorp 					 4,008		   109,098


The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments (continued)
----------------------------------------------------------------


						Shares		Value
						------		----------
Financials (continued)
Wachovia Corp.					 5,600 		$  256,872
Washington Mutual, Inc.				14,500 	 	   634,375
Wells Fargo & Co.				 2,300 	 	  129,536
							       -----------
Total Financials 						13,431,481
							       -----------
Health Care - 9.7%
Anthem, Inc.*					   400 (2)  	    27,372
Biogen, Inc.*					 1,500 	      	    60,705
Boston Scientific Corp.*			 1,200	            81,264
Cardinal Health, Inc.				 1,700 	   	   100,878
HCA, Inc.					20,700 	  	   791,775
Health Net, Inc.*				   500 	   	    15,795
Idec Pharmaceuticals Corp.*			 2,400 	    	    84,312
Johnson & Johnson Co.				 1,200 	   	    60,396
Laboratory Corp. of America Holdings*		 1,600	  	    56,720
Medimmune, Inc.*				 1,700	   	    45,322
Medtronic, Inc.					 3,000	   	   136,710
MGI Pharmaceuticals, Inc.*			 1,000 	   	    37,560
Millennium Pharmaceuticals, Inc.*		 3,800 	   	    60,496
Mylan Laboratories, Inc.			86,400(2) 	 2,086,560
Oxford Health Plans, Inc.*			 6,300	  	   255,150
Pfizer, Inc.					11,100	   	   350,760
Quest Diagnostics, Inc.*			   700 (2) 	    47,355
St.Jude Medical, Inc.*				 2,400 	 	   139,584
Tenet Healthcare Corp.*				23,600	   	   325,680
UnitedHealth Group, Inc.			 5,600	   	   284,928
Vertex Pharmaceuticals, Inc.*			 3,800	    	    49,856
WellPoint Health Networks, Inc.*		 1,400	   	   124,460
							       -----------
Total Health Care 					 	 5,223,638
							       -----------
Industrials - 8.1%
Boeing Co/The 					   100	     	     3,849
Chicago Bridge & Iron Co. N.V.			28,600	  	   779,350
FedEx Corp.					27,400 		 2,075,824
General Electric Co.				 3,000	    	    87,030
Genlyte Group, Inc.*				   300	    	    14,148
Robert Half International, Inc.*		 8,100 (2) 	   191,241
United Defense Industries, Inc.*		16,800	   	   544,320
Waste Management, Inc.				24,100	   	   624,672
							       -----------
Total Industrials 					 	 4,320,434
							       -----------
Information Technology - 19.7%
Advanced Micro Devices, Inc.*			17,200 (2) 	   261,440


The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments (continued)
----------------------------------------------------------------


						Shares		Value
						------		----------
Information Technology (continued)
Affiliated Computer Services, Inc.*		19,000 (2) 	$  929,670
Altera Corp.*					 1,800 	    	    36,414
Analog Devices, Inc.*				   500 		    22,165
Ask Jeeves, Inc.*				 4,400 (2)	    84,304
Automatic Data Processing, Inc.			15,600		   588,744
CheckFree Corp.* 				   400 (2)	    11,012
Cisco Systems, Inc.*				 7,500		   157,350
Dell, Inc.*					14,400		   520,128
EarthLink, Inc.*				21,700		   198,555
Factset Research Systems, Inc.			11,900		   519,316
Integrated Device Technology, Inc.*		   900		    14,130
Intel Corp.					80,300		 2,653,915
International Business Machines Corp.		17,200		 1,539,056
Micron Technology, Inc.*			10,500 (2)	   150,570
Microsoft Corp.					44,940		 1,175,181
NCR Corp.*					23,800		   855,372
Oracle Corp.*					29,200		   349,232
Paychex, Inc.					 2,300		    89,516
Rambus, Inc.*					 4,000		    99,040
Sanmina-SCI Corp.*				 2,400		    25,320
VeriSign, Inc.*					16,100		   255,507
							       -----------
Total Information Technology 					10,535,937
							       -----------
Materials - 2.4%
Deltic Timber Corp.				   100 	    	     2,863
Lyondell Chemical Co.				12,900	  	   184,470
Rayonier, Inc.					 8,400		   353,220
Sealed Air Corp.*				12,300		   654,729
Texas Industries, Inc.				 4,500		   122,265
							       -----------
Total Materials							 1,317,547
							       -----------
Telecommunication Services - 4.7%
Alltel Corp.					10,200		   482,154
AT&T Wireless Services, Inc.*			 3,100	 	    22,475
Level 3 Communications, Inc.*		       194,700 (2)	 1,049,433
Nextel Communications, Inc.*			10,200	 	   246,840
SBC Communications, Inc.			 2,432		    58,319
Telephone & Data Systems, Inc.			 9,800		   613,480
Verizon Communications, Inc.			 1,754	  	    58,934
							       -----------
Total Telecommunication Services 				 2,531,635
							       -----------
Utilities - 3.1%
Kinder Morgan Energy Partners LP 		13,800 (2)	   591,192


The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments (continued)
----------------------------------------------------------------

							Shares	Value
							------	----------
Utilities (continued)
Texas Genco Holdings, Inc.*				 8,900	$  266,110
Xcel Energy, Inc.					49,400	   810,160
							       -----------
Total Utilities 						 1,667,462
							       -----------
Total Common Stocks
 (cost $49,229,218)						55,005,225
							       -----------
Other Investment Companies - 17.4%
Bank of New York Institutional Cash
 Reserves Fund, 1.14% (1,3)		     	     8,143,506    8,143,506
JPMorgan Prime Money Market Fund
 Institutional Class Shares, 0.91% (1)  	     1,160,284    1,160,284
Total Other Investment Companies
 (cost $9,303,790)						  9,303,790
Total Investments - 120.1%					 ----------
 (cost $58,533,008)						 64,309,015
Other Assets, less Liabilities - (20.1)%		        (10,771,404)
							       -------------
Net Assets - 100.0%						$53,537,611
							       =============


Note: Based on the approximate cost of investments of $57,924,708 for Federal income tax purposes at October 31 2003,the aggregate gross unrealized appreciation and depreciation were $6,517,873 and $741,866,respectively, resulting in net unrealized appreciation of investments of $5,776,007.

*Non-income-producing securities.

(1) 	Yield shown for each investment company represents the October 31,
	2003,seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(2) 	Some or all of these shares were out on loan to various brokers as
	of October 31, 2003, amounting to a market value of $7,744,712, or approximately 14.5% of net assets.

(3) 	Collateral received from brokers for securities lending was invested
	in this short-term investment.



The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Statement of Assets and Liabilities
October 31, 2003
---------------------------------------------------------------


Assets:
--------------------
Investments at value					$64,309,015
Dividends, interest and other receivables		    167,947
Prepaid expenses					     14,938
							-----------
Total assets						 64,491,900
							-----------
Liabilities:
--------------------
Payable upon return of securities loaned		  8,143,506
Payable for Fund Shares purchased			  2,716,736
Accrued expenses:
Investment advisory and management fees			     10,321
Professional fees					     36,887
Transfer agent fees					     32,240
Custodian fees						     10,116
Other							      4,483
							-----------
Total liabilities					 10,954,289
							-----------
Net Assets						$53,537,611
							===========

Shares outstanding					  5,698,718
							-----------

Net asset value, offering and redemption price per share    $9.39
							   ======
Net Assets Represent:
----------------------
Paid-in capital						$114,272,564
Undistributed net investment income			       2,269
Accumulated net realized loss from investments	    	 (66,513,229)
Net unrealized appreciation of investments	       	   5,776,007
							------------
Net Assets						 $53,537,611
							============

Investments at cost					 $58,533,008
							------------


The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Statement of Operations
For the fiscal year ended October 31,2003
---------------------------------------------------------------



Investment Income:
-------------------------
Dividend income 					$ 354,400
Interest income 					    9,834
Securities lending fees 				    3,489
Foreign withholding tax 				     (870)
							----------
Total investment income 				  366,853
							----------
Expenses:
-------------------------
Investment advisory and management fees 		  185,668
Professional fees					   60,356
Transfer agent						   43,902
Custodian						   30,221
Registration fees 					   24,998
Trustees fees 						    2,402
Miscellaneous 						    6,883
							----------
Total expenses before expense offsets 			  354,430
Less: Expense reimbursement 				 (137,008)
Net expenses 						  217,422
							----------
Net investment income 					  149,431
							----------

Net Realized and Unrealized Gain (Loss):
--------------------------------------------
Net realized loss on investments 	    	         (811,394)
Net unrealized appreciation of investments 	        6,190,281
Net realized and unrealized gain 			5,378,887
							---------
Net Increase in Net Assets
Resulting from Operations 				5,528,318
							=========

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Statement of Changes in Net Assets
---------------------------------------------------------------



						2003		2002
						----		----
Increase (Decrease) in Net Assets
From Operations:
-------------------------------------
Net investment income				$ 149,431 	$  58,732
Net realized loss on investments 		 (811,394)	 (788,178)
Net unrealized appreciation
(depreciation)of investments 			6,190,281 	 (530,123)
Net increase (decrease) in net assets		---------	-----------
 resulting from operations 			5,528,318 	(1,259,569)
						---------	-----------
Distributions to Shareholders:
-----------------------------------
From net investment income 			 (135,306)		-
						---------	-----------

From Capital Share Transactions:
-----------------------------------
Proceeds from the sale of shares 		6,399,491 	 4,147,816
Purchase in-kind 					-	 2,547,294
Net asset value of shares issued in
 connection with reinvestment of dividends  	   93,189 		-
Net asset value of shares issued in
 connection with the merger of SMP*		41,950,130 		-
Cost of shares repurchased 			(8,837,049)     (1,218,588)
						----------	-----------
Net increase from capital share
 transactions 					39,605,761 	 5,476,522
						----------	-----------
Total increase in net assets 			44,998,773 	 4,216,953
						----------	-----------
Net Assets:
----------------------------
Beginning of period 				 8,538,838 	 4,321,885
						-----------	----------
End of period 					$53,537,611     $8,538,838
						===========	==========
End of period undistributed
 net investment income 				     $2,269        $58,753
						 ----------	  --------
Share Transactions:
--------------------------
Sale of shares					    784,840	   468,176
Shares purchased in-kind 				-	   288,155
Shares issued in connection with
 reinvestment of dividends 			     11,399 	      -
Shares issued in connection with
 the merger of SMP*				  4,798,688 	      -
Shares repurchased 				   (998,754)      (138,989)
						  ----------	-----------
Net increase in shares 				  4,596,173        617,342
						  ----------	-----------

*See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period ended October 31,
-----------------------------------------------------------------------




					2003 	2002 	2001*
					-----	-----	------
Net Asset Value, Beginning of Period 	$7.74 	$8.91   $10.00
					-----	-----	------

Income from Investment Operations:
------------------------------------
Net investment income 			 0.06 	 0.06 	 0.01
Net realized and unrealized gain (loss)
 on investments 			 1.69 	(1.23)	(1.10)
					-----	-----	------
Total from investment operations 	 1.75 	(1.17)	(1.09)
					-----	-----	------

Less Distributions to Shareholders from:
----------------------------------------
Net investment income 			(0.10)	  -	 -
					-----	-----	------
Net Asset Value, End of Period 		$9.39 	$7.74 	 $8.91
					=====	=====	======

Total Return (a)			22.90%	(13.13)% (10.90)% (b)
----------------------------------------------------------------------
Ratio of net expenses to average
 net assets 				 0.99%	  1.00%	 1.00% (c)

Ratio of net investment income
 to average net assets 			0.68%	  0.91%	 0.29% (c)

Portfolio turnover 			143%	  101%	 191% (b)

Net assets at end of period
 (000's omitted)			$53,538  $8,539 $4,322
----------------------------------------------------------------------
Expense Offsets (d)
-------------------
Ratio of total expenses to average
 net assets				1.62%	 2.55%	 4.49%(c)

Ratio of net investment income (loss)
 to average net assets 			0.06%	(0.63)%	(3.20)%(c)



* Commencement of operations was on December 18, 2000.

(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
   (See Notes to Financial Statements.)

---------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Notes to Financial Statements
October 31, 2003
---------------------------------------------------------------
1)	Summary of Significant Accounting Policies
---------------------------------------------
Managers Trust I (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940,as amended. Currently, the Trust is comprised of the First Quadrant Tax-Managed Equity Fund (the "Fund").

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to the Fund are apportioned among the Funds in the Trust and, in some cases, other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a "balance credit" agreement with The Bank of New York ("BNY"), the Fund's custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce the custody expense that would otherwise be charged to the Fund. For the fiscal year ended October 31,2003,the custody expense was not reduced under this arrangement.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax.

---------------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------------

purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. The tax character of distributions paid by the Fund during 2002 and 2003 were as follows:


				2003		2002
				--------	---------
Distributions paid from:
------------------------
Ordinary income			$135,306	   $  -
Short-term capital gains	   -		      -
Long-term capital gains		   -		      -
				---------	---------
				$135,306	   $  -

As of October 31, 2003, the components of distributable earnings
(excluding unrealized appreciation/depreciation) on a tax basis consisted of:



Capital loss carryforward			  $(67,119,259)
Undistributed ordinary income				-
Undistributed long-term capital gains			-
						  ------------
						  $(67,119,259)
						  ------------


The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Tax Act of 2003. The 2003 Form 1099-DIV you receive will show the tax status of all distributions paid to you during the year.

(e) Federal Taxes
-----------------
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
---------------------------
As of October 31,2003,the Fund had accumulated net realized capital loss carryovers of $11,914,908, $36,857,866 and $18,346,485. These
amounts may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2008, 2009 and 2010, respectively. In connection with the reorganization discussed in footnote 6, the Fund inherited $69,904,066 in capital loss carryovers is incorporated in the amounts above.

(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At October 31, 2003, one unaffiliated shareholder (omnibus account) held 40% of the outstanding shares of the Fund.

(h) Repurchase Agreements
-------------------------
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the

---------------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------------

repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund's investment portfolio is managed by First Quadrant, L.P. ("First Quadrant"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and First Quadrant with respect to the Fund. AMG indirectly owns a majority interest in First Quadrant. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager and/or AMG.

The Fund is obligated by its Investment Management Agreement to pay a monthly management fee to the Investment Manager at an annual rate of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through August 1, 2004, to waive fees and pay or reimburse the Fund to the extent total operating expenses (excluding interest, taxes, brokerage, organization expenses and other capitalized expenses and extraordinary expenses) of the Fund exceed 0.99% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's total operating expenses in any such future year to exceed 0.99% of the Fund's average daily net assets. At October 31,2003,the cumulative amount of unreimbursed expenses for the Fund is $68,580.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the fiscal year ended October 31, 2003 were $71,530,439 and $30,042,671, respectively. There were no purchases or sales of U.S. Government securities.

(4) Portfolio Securities Loaned
------------------------------
The Fund may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is main-

---------------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------------

tained at a minimum level of 102%of the market value, plus interest, if applicable, of the investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

(5) Commitments and contingencies
---------------------------------
In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

(6) Reorganization
------------------
On July 31, 2003, the U.S. Stock Market Plus Fund ("SMP") acquired the assets and liabilities of the First Quadrant Tax-Managed Equity Fund ("First Quadrant Fund") in a tax-free reorganization in exchange for shares of SMP pursuant to a plan of reorganization approved by the SMP shareholders on July 17, 2003. The number and value of shares issued by SMP were in amounts equal to the number and value of shares held by First Quadrant Fund shareholders as of the reorganization date. The number and value of shares issued in connection with the reorganization are presented in the Statement of Changes in Net Assets.Net assets of SMP and First Quadrant Fund as of the reorganization date were $41,950,131 and $12,996,004, including net unrealized appreciation of $0 and $1,856,159, respectively. Total net assets after the reorganization were $54,946,135. For financial reporting purposes the historical results of First Quadrant Fund will survive. Concurrent with the reorganization, SMP was renamed to First Quadrant Tax-Managed Equity Fund (the "Fund").

---------------------------------------------------------------
Report of Independent Auditors
---------------------------------------------------------------

To the Trustees of Managers Trust I and the Shareholders of First
Quadrant Tax-Managed Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of First Quadrant Tax-Managed Equity Fund (the "Fund"), at October 31,2003, the results of its operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 2003

---------------------------------------------------------------
Supplemental Data
Proxy Result Information (unaudited)
---------------------------------------------------------------

At the Special Meeting of Shareholders of the Trust held on July 17, 2003, the following votes were recorded for First Quadrant Tax-Managed Equity Fund (formerly Managers U.S. Stock Market Fund, the "Fund"). The proposals, which shareholders were asked to vote on, are explained in further detail in the proxy statement dated May 28,2003:

Proposal 1(a) - To approve a new Management Agreement between The
Managers Funds LLC and Managers Trust I with respect to the Fund



Shares For 		Shares Against 		Shares Abstained
------------		---------------		----------------
2,347,462 		151,864 			105,472


Proposal 1(b) - To approve a new Sub-Advisory Agreement between The Managers Funds LLC and First Quadrant, L.P. with respect to the Fund


Shares For 		Shares Against 		Shares Abstained
------------		---------------		----------------
2,320,907 		168,778 			115,113

Proposal 2(a) - To approve amendments to the Fund's fundamental investment policy regarding senior securities and borrowing



Shares For 		Shares Against 		Shares Abstained
------------		---------------		----------------
2,330,567 		159,456 			114,775


Proposal 2(b)- To approve amendments to the Fund's fundamental investment policy regarding real estate


Shares For 		Shares Against 		Shares Abstained
------------		---------------		----------------
2,309,684 		177,662 			117,451



Proposal 2(c)- To approve amendments to the Fund 's fundamental investment policy regarding commodities


Shares For 		Shares Against 		Shares Abstained
------------		---------------		----------------
2,299,769 		182,188 			122,841

Proposal 2(d) - To approve amendments to the Fund's fundamental investment policy regarding loans



Shares For 		Shares Against 		Shares Abstained
------------		---------------		----------------
2,310,753 		178,002 			116,044


Pursuant to Article III, Section 1 of the By-Laws of the Trust and the 1940 Act, such total votes on each proposal represents a quorum of the outstanding shares of the Funds.

---------------------------------------------------------------
Trustees and Officers
---------------------------------------------------------------
Trustees and Officers of the Trust

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed with or without cause by action of the Trustees.

The President, Chief Financial Officer, Treasurer and Secretary of the Trust are elected by the Trustees and hold office until their respective successors are chosen and qualified.

Independent Trustees
--------------------
The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH FUND AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEE
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     30	      Trustee of Appleton Growth
DOB: 9/9/37	2000		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     30	      Trustee of Third Avenue
Chapman,II	2000		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Series Trust
				 Hewitt Associates,LLC			(1 portfolio)
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------




		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH FUND AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEE
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     30      Trustee of Third Avenue
Kaier		2000		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------- ------------- ---------------------------
Madeline H.	Trustee since 	 Member,Investment	      22		None
McWhinney	2000		 Committee, New Jersey
DOB :3/11/22			 Supreme Court (1990-
  				 Present); Member,
 				 Advisory Board on
				 Professional Ethics,
				 New Jersey Supreme
				 Court (1983-1998);
				 President, Dale, Elliott
				 & Company, Inc.
				 (Management Consultant)
				 (1977-1994)
-------------   ---------------- ---------------------- ------------- ---------------------------
Steven J. 	Trustee since	 Private Investor;	      22      Trustee of Professionally
Paggioli	2000		 Executive Vice President,    		 Managed Portfolios
DOB:4/3/50			 Secretary and Director, 		  (19 portfolios)
				 Investment Company
				 Administration, LLC
				 (1990-2001); Trustee,
				 Professionally Managed
				 Portfolios, (1991-Present);
				 Consultant, formerly
				 Executive Vice President
				 and Director, The
				 Wadsworth Group (1986-
				 2001); Vice President,
				 Secretary and Director,
				 First Fund Distributors,
				 Inc.(1991-2001)
-------------   ---------------- ---------------------- ------------- ---------------------------




		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH FUND AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEE
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     30      Trustee of Third Avenue
DOB:6/5/58	2000		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Series Trust
				 Professor, Harvard Law 		(1 portfolio)
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------
Thomas R.	Trustee since	 Professor of Finance, 	      22		None
Schneeweis	2000		 University of Massa-
DOB :5/10/47			 chusetts (1985-Present);
				 Managing Director,
				 CISDM at the University
				 of Massachusetts, (1994-
				 Present); President and
				 Chief Executive Officer,
				 Schneeweis Partners, LLC
				 (2001-Present)
-------------   ---------------- ---------------------- ------------- ---------------------------



* The Fund complex consists of Managers Trust I, The Managers Funds, Managers AMG Funds and Managers Trust II.

-------------------------------------------------------
Trustees and Officers (continued)
-------------------------------------------------------

Interested Trustees
-------------------
The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr.Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr.Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.




		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH FUND AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      30		None
DOB:5/9/61	2000		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	President since  President and Chief 	       30		None
Lebovitz	2002; President	 Executive Officer,
DOB: 1/18/55	since 2000	 The Managers Funds
				 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
-------------   ---------------- ---------------------  ------------- ---------------------------



* The Fund complex consists of Managers Trust I, The Managers Funds, Managers AMG Funds and Managers Trust II.

-------------------------------------------------------------
Trustees and Officers (continued)
-------------------------------------------------------------


Officers
--------


		POSITION(S) HELD
NAME		WITH FUND AND	 PRINCIPAL OCCUPATIONS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   SERVED

-------------   ---------------- --------------------------------------

Galan G.Daukas	Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63	Office since 2002 Funds LLC (2002-Present); Chief Financial
				  Officer The Managers Funds, Managers Trust
				  I and Managers AMG Funds (2002-Present);
				  Chief Operating Officer
				  and Chairman of the Management Committee,
				  Harbor Capital Management Co., Inc. (2000-
				  2002); Chief Operating Officer, Fleet
				  Investment Advisors (1992-2000)
-------------   ---------------- ---------------------------------------
Donald S. 	Treasurer and     Director, Finance and Planning, The
Rumery		Secretary since   Managers Funds LLC,(1994-Present);
DOB:5/29/58	 2000  		  Treasurer and Chief Financial Officer,
				  Managers Distributors, Inc. (2000-Present);
				  Treasurer, The Managers Funds (1995-Present);
				  Secretary, The Managers Funds (1997-Present);
				  Treasurer and Secretary, Managers Trust II
				  (2000-Present); Treasurer, Managers AMG Funds
				  (1999-Present)
-------------   ---------------- --------------------------------------


* The Fund complex consists of Managers Trust I, The Managers Funds, Managers AMG Funds and Managers Trust II.

Administrator
-------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Distributor
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109-2881

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

For ManagersChoice Only
-----------------------
PFPC Brokerage Services,Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406
(800) 358-7668


Trustees
--------
Jack W. Aber
William E. Chapman,II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

The Managers Funds
==================
Equity Funds:
-------------
VALUE FUND
Armstrong Shaw Associates Inc.
Osprey Partners Investment Mgmt., LLC

CAPITAL APPRECIATION FUND
Essex Investment Management Co., LLC
Bramwell Capital Management, Inc.

SMALL COMPANY FUND
Kalmar Investment Advisers, Inc.

SPECIAL EQUITY FUND
Donald Smith & Co., Inc.
Pilgrim Baxter &Associates, Ltd.
Westport Asset Management, Inc.
Kern Capital Management LLC
Skyline Asset Management, L.P.

INTERNATIONAL EQUITY FUND
Lazzard Asset Management, LLC
Bernstein Investment Research and Management
Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
Rexiter Capital Management Limited

FIRST QUADRANT TAX-MANAGED EQUITY FUND
First Quadrant, L.P.

Income Funds:
-------------
BOND FUND
Loomis,Sayles & Co. L.P.

GLOBAL BOND FUND
Loomis, Sayles & Co. L.P.

INTERMEDIATE DURATION GOVERNMENT FUND
Smith Breeden Associates, Inc.

TOTAL RETURN BOND FUND
Merganser Capital Management LP

SHORT DURATION GOVERNMENT FUND
Smith Breeden Associates, Inc.

MONEY MARKET FUND
J.P. Morgan Fleming Asset Management
(USA), Inc.

Managers AMG Funds
==================
Equity Funds:
-------------
ESSEX AGGRESSIVE GROWTH FUND
ESSEX LARGE CAP GROWTH FUND
Essex Investment Management Company, LLC

RORER LARGE-CAP FUND
RORER MID-CAP FUND
Rorer Asset Management, LLC

SYSTEMATIC VALUE FUND
Systematic Financial Management, L.P.

BURRIDGE SMALL CAP GROWTH FUND
The Burridge Group LLC


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers
Distributors, Inc., member NASD.


www.managersamg.com
www.managersfunds.com
www.managerschoice.com

Item 2.  CODE OF ETHICS.
====================================================================
Registrant has adopted a Code of Ethics.  See attached Exhibit 10(a).


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
====================================================================
Registrant's Board of Trustees has determined that independent Trustees Mr. Jack W. Aber and Steven J. Paggioli each qualify as the Audit
Committee Financial Expert.  Mr. Aber and Mr. Paggioli are
"independent" as such term is defined in Form N-CSR.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
====================================================================
Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
====================================================================
Not applicable.


Item 6. [RESERVED]
====================================================================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
	CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
====================================================================
Not applicable.


Item 8. [RESERVED]
====================================================================

Item 9.  CONTROLS AND PROCEDURES.
====================================================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  EXHIBITS
====================================================================
(a)	Any code of ethics or amendments hereto.  Filed herewith.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

			    SIGNATURES
			    ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	December 19, 2003
	-----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	December 19, 2003
	-----------------


By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	December 19, 2003
	-----------------